As filed with the Securities and Exchange Commission on May 25, 2007


                                              SECURITIES ACT FILE NO. 333-134551
                                       INVESTMENT COMPANY ACT FILE NO. 811-21906
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
Pre-Effective Amendment No.                                                  |_|

Post Effective Amendment No. 17                                              |X|

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                                 Amendment No. 20
                                                                             |X|

                        (Check appropriate box or boxes)

                       CLAYMORE EXCHANGE-TRADED FUND TRUST
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                         (Address of Principal Executive
                                    Offices)

                                 (630) 505-3700
                          Registrant's Telephone Number

                             NICHOLAS DALMASO, ESQ.
                             CLAYMORE ADVISORS, LLC
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                             CLIFFORD CHANCE US LLP
                               31 WEST 52ND STREET
                            NEW YORK, NEW YORK 10019

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

 _________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

     X     ON JUNE 1, 2007 PURSUANT TO PARAGRAPH (B) OF RULE 485.
 _________

 _________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

 _________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

     The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 8 to its Registration Statement until June 1, 2007. Parts A, B and C of Registrant's Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940, filed on April 17, 2007, are incorporated by reference herein.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 25th day of May, 2007.


                                             CLAYMORE EXCHANGE-TRADED FUND TRUST


                                             By:  /s/ Nicholas Dalmaso
                                                  ------------------------------
                                                  Nicholas Dalmaso
                                                  Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       SIGNATURES                       TITLE                         DATE
                    *                                              May 25, 2007
--------------------------
Randall C. Barnes               Trustee

                    *                                              May 25, 2007
--------------------------
Ronald A. Nyberg                Trustee

                    *                                              May 25, 2007
--------------------------
Ronald E. Toupin, Jr.           Trustee


/s/ Nicholas Dalmaso                                               May 25, 2007
--------------------------      Trustee and Chief
Nicholas Dalmaso                Executive Officer



/s/ Steven M. Hill                                                 May 25, 2007
--------------------------      Treasurer, Chief Financial
Steven M. Hill                  Officer and Chief
                                Accounting Officer
*/s/ Nicholas Dalmaso                                              May 25, 2007
--------------------------
Nicholas Dalmaso
Attorney-In-Fact, pursuant to power of attorney